Inventories (Tables)	12 Months Ended
Jun. 30, 2018
Inventories Abstract
Schedule of inventories
	2018	2017
Soybean	50,289	6,837
Corn	6,247	6,819
Other harvests	1,153	50
Agricultural products	57,689	13,706

Raw materials	11,933	8,952
	69,622	22,658

Schedule of adjustment to recoverable value of inventories of agricultural products

At June 30, 2016	(4)
Provision for recoverable value of agricultural products, net	(1,655)
Realization as cost of sales	447
At June 30, 2017	(1,212)
Provision for recoverable value of agricultural products, net	883
Realization as cost of sales	325
At June 30, 2018	(4)